Consolidated statements of loss and other comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Revenue	$ 5,000	$ 3,500
Operating expenses:
Research and development	(37,193)	(15,701)	$ (8,347)
General and administrative	(12,160)	(2,719)	(1,236)
Total operating expenses	(49,353)	(18,420)	(9,583)
Operating loss	(44,353)	(14,920)	(9,583)
Interest expense, net	(625)	(342)	(86)
Foreign currency exchange loss, net	(212)	(201)	(18)
Total non-operating expenses	(837)	(543)	(104)
Loss before income tax	(45,190)	(15,463)	(9,687)
Income tax expense	(157)	(43)
Loss for the year	(45,347)	(15,506)	(9,687)
Other comprehensive loss
Foreign currency translation adjustment for the year	(6,210)	(577)	(379)
Total comprehensive loss for the year	$ (51,557)	$ (16,083)	$ (10,066)
Loss per share
Loss per share, basic	$ (2.30)	$ (38.85)	$ (21.65)
Loss per share, diluted	$ (2.28)	$ (38.85)	$ (21.65)
Weighted average common shares outstanding, basic	19,758,169	399,126	447,525
Weighted average common shares outstanding, diluted	19,758,169	399,126	447,525